Commitments, contingencies and guarantees - Additional information (Detail) € in Millions, ¥ in Millions, $ in Millions		1 Months Ended						3 Months Ended		6 Months Ended
	Jun. 15, 2016 USD ($)	Jan. 31, 2016 EUR (€)	Oct. 31, 2014 JPY (¥)	Jul. 31, 2013 EUR (€)	Apr. 30, 2013 JPY (¥)	Mar. 31, 2013 EUR (€)	Apr. 30, 2012 JPY (¥)	Sep. 30, 2016 JPY (¥)	Sep. 30, 2015 JPY (¥)	Sep. 30, 2016 JPY (¥)	Sep. 30, 2015 JPY (¥)	Dec. 16, 2016 JPY (¥)	Sep. 30, 2016 USD ($)	Sep. 23, 2015 EUR (€)	May 15, 2015 USD ($)	Mar. 31, 2014 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Oct. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jul. 31, 2011 USD ($)	Apr. 30, 2011 USD ($)	Jan. 31, 2008 EUR (€)
Contingencies
Current estimate of maximum reasonably possible loss | ¥												¥ 53,000
Net gain on trading | ¥								¥ 118,758	¥ 62,551	¥ 258,901	¥ 187,299
Other mortgage-related contingencies [Abstract]
Loan repurchase claims received against the relevant subsidiaries													$ 3,203
Tax notice issued by tax authorities in Pescara, Italy [Member]
Contingencies
Reimbursement of refund | €																							€ 33.8
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment																	$ 35
Action by the Federal Home Loan Bank of Boston [Member]
Contingencies
Amount of certifications purchased																						$ 406
Action by the National Credit Union Administration Board [Member]
Contingencies
Amount of certifications purchased																			$ 50		$ 83
Action by the Federal Housing Finance Agency [Member]
Contingencies
Amount of certifications purchased																				$ 2,046
Amount the court ordered the defendants to pay															$ 806
Amount of court costs and attorneys' fees															$ 33
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment																		$ 21
Action by Banca Monte dei Paschi di Siena SpA [Member]
Contingencies
Recovery of payment | €																€ 1,500.0
Amount of damages sought | €						€ 1,142.0
Amount of discount based on the settlement agreement | €														€ 440.0
Net gain on trading | ¥											¥ (35,000)
Action by Fondazione Monte dei Paschi di Siena [Member]
Contingencies
Amount of damages sought | €				€ 315.2
Action by the Municipality of Civitavecchia in Italy [Member]
Contingencies
Amount of damages sought | €		€ 35.0
Action by Syndicate Banks [Member]
Contingencies
Amount of damages sought	$ 48
Syndicated term loan	$ 60
NSC [Member]
Contingencies
Amount of damages sought | ¥			¥ 2,143		¥ 10,247		¥ 5,102
Number of significant clients													5,380,000
Currency-linked structured notes purchased							16
Equity-linked structured notes purchased					11